Current and deferred income tax liability	12 Months Ended
Dec. 31, 2020
Current And Deferred Income Tax Liability [Abstract]
Current and deferred income tax liability
9	Current and deferred income tax liability

(a)	Income and resource taxes

	2020	2019
	$	$
Current Tax Expense

Current income tax	20,535	17,416
	20,535	17,416

Deferred Tax Recovery

Deferred Tax Expense (recovery)	2,051	(4,888)
	2,051	(4,888)

Total tax expense	22,586	12,528

(b)	Tax rate reconciliation

A reconciliation between income tax expense and the product of loss before income taxes multiplied by the combined Canadian federal and provincial income tax rate for the period ended December 31, 2020 is as follows:

	2020	2019
	$	$
Income before income taxes	49,977	21,945

Expected Tax Rate @ 26.50% (2019 - 26.50%)	13,244	5,776
Effect of tax rate differences	1,838	567
Stock based compensation costs	177	291
Other Non-deductible expenses	909	616
Unrealized foreign exchange income	(175)	412
Inflation adjustment for Mexico tax purposes	150	(224)
Expired losses	-	720
Change in benefit of other temporary differences not recognized	3,896	1,925
Foreign exchange and other	(3,326)	(1,391)
Mining royalties and other	5,873	3,836
	22,586	12,528

(c)	Deferred tax asset and liability

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1, 2019	Change in 2019	December 31, 2019	Change in 2020	December 31, 2020
	$	$	$	$	$
Property, Plant, and equipment	(1,666)	850	(816)	341	(475)
Inventory	(2,098)	920	(1,178)	(2,892)	(4,070)
Provisions	2,756	970	3,726	(194)	3,532
Decommissioning liabilities	3,904	1,098	5,002	1,632	6,634
Mining royalties	1,464	151	1,615	103	1,718
Mining assets	(41,965)	(589)	(42,554)	157	(42,397)
Other items	316	1,982	2,298	(1,000)	1,298
Non-capital losses	6,552	(266)	6,286	(672)	5,614
	(30,737)	5,116	(25,621)	(2,525)	(28,146)

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2020	2019
	$	$
Non-capital and capital losses	62,250	46,364
Property, plant and equipment	83	49
Mineral properties	2,280	2,236
Other	(37)	(56)
	64,576	48,593

(d)	Tax losses

In Canada, the Company has aggregate tax losses not recognized of $37,771 (December 31, 2019 – $30,517) expiring in periods from 2027 to 2040. Deferred tax assets have not been recognized in respect of these losses because it is not probable that future taxable profit will be available against which the Company can utilise the benefits there from.

Also, the Company has $1,403 of capital losses in Canada that are without expiry as at December 31, 2020 (December 31, 2019 - $1,403).

(e)	Unrecognized deferred tax liabilities

As at December 31, 2020, the Company has taxable temporary difference of $77,582 (2019 - $77,703) relating to investments in subsidiaries that has not been recognized because the Company controls whether the liability will be incurred and it is satisfied that it will not be incurred in the foreseeable future.